Commodity risk management contracts (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statement Of Comprehensive Income [Line Items]
Realized (loss) gain on commodity risk management contracts	$ (26,098)	$ (2,148)	$ 514
Unrealized gain (loss) on commodity risk management contracts	42,271	(13,300)	(3,068)
Total	$ 16,173	$ (15,448)	$ (2,554)